Properties and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Properties and Equipment
Properties and Equipment
Properties and equipment is carried at cost and consists of the following:

	Estimated Useful Life(a) (Years)	December 31,
		2015	2014
		(Millions)
Proved properties	(b)	$5,520	$3,852
Unproved properties	(c)	2,342	349
Gathering, processing and other facilities	15-25	217	102
Construction in progress	(c)	198	368
Other	3-40	138	131
Total properties and equipment, at cost		8,415	4,802
Accumulated depreciation, depletion and amortization		(1,893)	(1,407)
Properties and equipment—net		$6,522	$3,395
__________

(a)	Estimated useful lives are presented as of December 31, 2015.

(b)	Proved properties are depreciated, depleted and amortized using the units-of-production method (see Note 1).

(c)	Unproved properties and construction in progress are not yet subject to depreciation and depletion.
On August 17, 2015 we completed the Acquisition of RKI. See Note 2 for additional detail related to the Acquisition.
During 2014, we purchased oil and natural gas properties in the San Juan Basin for $150 million. The properties purchased included both producing wells and undeveloped locations. Approximately $50 million of the purchase price was allocated to proved producing properties and the remainder to proved undeveloped or unproved leasehold within properties and equipment. The purchase is included within our capital expenditures on the Consolidated Statements of Cash Flows.
Unproved properties consist primarily of non-producing leasehold in the Permian, San Juan and Williston Basins.
Asset Retirement Obligations
Our asset retirement obligations relate to producing wells, gas gathering well connections and related facilities. At the end of the useful life of each respective asset, we are legally obligated to plug producing wells and remove any related surface equipment and to cap gathering well connections at the wellhead and remove any related facility surface equipment.
A rollforward of our asset retirement obligations for the years ended 2015 and 2014 is presented below.

	2015	2014
	(Millions)
Balance, January 1	$77	$67
Liabilities incurred	26	9
Liabilities settled	(2)	(1)
Liabilities associated with assets sold	—	—
Estimate revisions	(4)	(3)
Accretion expense(a)	5	5
Balance, December 31	$102	$77
Amount reflected as current	$3	$2
__________

(a)	Accretion expense is included in lease and facility operating expense on the Consolidated Statements of Operations.
Estimate revisions in 2014 are primarily associated with decreases in anticipated plug and abandonment costs.